Federated Investors
World-Class Investment Manager

Glen R, Johnson

President

Federated International Equity Fund

President's Message

Dear Valued Shareholder:

Federated International Equity Fund was created in 1984, and I am pleased to present its 15th Semi-Annual Report. This international stock fund is designed to pursue total return from growth opportunities in large, successful corporations outside of the United States in both developed and emerging markets.1 The fund's largest holdings are not necessarily recognizable household names in this country, however, they are all large capitalized corporations that are well-known in their respective countries. The weighted median market cap for the fund's holdings is $11.9 billion.

This report covers the six-month period from December 1, 1999 through May 31, 2000. It begins with an interview with the fund's portfolio manager, Alexandre de Bethmann, Vice President of Federated Global Investment Management Corp. Following his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's diversified international stock holdings, and third is the publication of the fund's financial statements.

1 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. In addition, the prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries.

As of May 31, 2000, the fund's $701.5 million portfolio was invested in 28 countries on 4 continents and in 150 securities. The fund has focused on strong security selections in Europe, with 48.8% of the portfolio invested there. Individual share class total return performance for the six-month reporting period, including realized gains, follows.2

	Total Return	Capital Gains	Net Asset Value Change
Class A Shares	2.77%	$3.40	$29.16 to $26.67 = (8.54%)
Class B Shares	2.23%	$3.40	$27.87 to $25.21 = (9.54%)
Class C Shares	2.47%	$3.40	$27.50 to $24.89 = (9.49%)

Thank you for joining the growing number of Federated International Equity Fund shareholders who have diversified their equity assets internationally and entrusted this fund with more than $701 million. I recommend that shareholders add to their investment accounts on a regular basis, using the dollar-cost averaging method of investing, to take advantage of price fluctuations.3

As always, we welcome your comments and suggestions.

Sincerely,

Glen R. Johnson

Glen R. Johnson
President
July 15, 2000

2 Performance quoted is based on net asset value, represents past performance, and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were (2.89%), (2.75%) and 1.56%, respectively.

3 Systematic investing does not assure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

Alexandre de Bethmann

Vice President

Federated Global Investment Management Corp.

Investment Review

The first half of the fund's fiscal year was extremely volatile for international equities overall. What are your comments?

The 1999 tech rally continued through the first quarter of 2000. This rally, however, was short-lived as old-line stocks, such as food and beverages, became too cheap to ignore any longer going into the second quarter of 2000. This correction was further exacerbated by inflation fears and possible interest rate increases in the United States, which hurt the technology, media and telecommunication ("TMT") sectors. The Federal Reserve Board's rate increases hurt such markets as Hong Kong and Singapore. A bright spot was higher commodity prices, such as oil, which drove that sector to outperformance. Moreover, Japan was not immune from the TMT turmoil, as such new economy stock favorites such as Softbank and Hikaru Tsushin corrected sharply. In turn, investors rotated into better quality technology names like NEC and cyclical recovery plays like specialty retail and machinery stocks. Finally, Korea was also very volatile on the back of continued investment trust uncertainty, even though the economy continues to grow strongly. China was a stellar performer on the back of World Trade Organization admittance.

How did the fund perform during the reporting period compared to its benchmarks?

Federated International Equity Fund produced a six-month total return of 2.77% for Class A Shares, based on net asset value. The total returns for Class B Shares and Class C Shares, based on net asset value, were 2.23% and 2.47%, respectively.1 These returns were less than the 5.61% return of the Morgan Stanley Capital International Europe, Australia, and Far East (MSCI-EAFE) Index for the same period.2 Additionally, the returns for Class A and Class C Shares outperformed the 2.26% average total return of all international equity funds tracked by Lipper Analytical Services, Inc.,3 while Class B Shares underperformed slightly.

What where the major influences on the fund's performance?

Our continued overweight in the TMT sectors, which helped secure the fund's outperformance last year, has not worked so far this year.4 More specifically, some technology firms like United Pan European Communications, Davnet and Wavcom, which have posted losses, faired especially bad during this reporting period. As a result, we have since consolidated our TMT exposure to well-established brands with visible earnings growth trading at reasonable valuations, such as Alcatel, Philips and Portugal Telecom.

What individual stocks made a significant impact?

Diageo (United Kingdom; 1.3% of net assets): This spirits company has been a good relative performer for the fund over the reporting period. A recovery in the spirits market plus asset rationalization of its Pillsbury, Guinness and Burger King subsidiaries make us enthusiastic on the prospects for the company.

Alcatel (France; 2.9% of net assets): A leading telecommunications equipment company, we consider this story a "value" play within the sector given prospects for improving operating margins and growth in asymmetrical digital subscriber lines and optics.

NEC (Japan; 0.7% of net assets): This leading electronics company in Japan should benefit from restructuring and accelerating demand for semi-conductor chip sets and telecommunications equipment.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were (2.89%), (2.75%), and 1.56%, respectively.

2 The MSCI-EAFE Index is a market capitalization-weighted foreign securities index widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. This index is unmanaged, and investments cannot be made in an index.

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category indicated. Lipper returns do not take sales charges into account.

4 Funds that have a higher concentration of investments in a specific industry or sector, such as technology, may be subject to a higher degree of market risk than funds whose investments are more diversified.

How were the fund's assets diversified at the end of the reporting period?

Our country and region weightings as of May 31, 2000 were as follows:

Country	Percentage of Net Assets
United States	21.47%
France	13.54%
Japan	11.39%
United Kingdom	9.54%
Netherlands	6.67%
Germany	6.62%
Canada	4.63%
Taiwan	3.92%
Sweden	3.90%
Finland	2.91%
Korea	2.41%
Hong Kong	2.20%
Australia	1.70%
Switzerland	1.42%
Singapore	1.06%
China	0.94%
Belgium	0.92%
Portugal	0.75%
Norway	0.68%
Italy	0.65%
Denmark	0.61%
Thailand	0.39%
Mexico	0.36%
Spain	0.34%
Brazil	0.30%
Greece	0.20%
Ireland	0.07%
Israel	0.03%
Region	Percentage of Net Assets
Europe	48.81%
North America	26.10%
Asia Pacific	24.02%
Latin America	0.66%
Mid-East/Africa	0.03%

What were the fund's top ten holdings as of May 31, 2000?

Name	Country	Sector	Percentage of Net Assets
Koninklijke (Royal) Philips Electronics NV	Netherlands	Consumer Discretionary	3.1%
Alcatel	France	Information Technology	2.9%
Telefonaktiebolaget LM Ericsson, Class B	Sweden	Information Technology	2.1%
STMicroelectronics NV	France	Information Technology	1.7%
Royal Bank of Scotland Group PLC	United Kingdom	Financials	1.4%
Vivendi SA	France	Utilities	1.4%
Nortel Networks Corp.	Canada	Information Technology	1.3%
Diageo PLC	United Kingdom	Consumer Staples	1.3%
Nokia Oyj, ADR	Finland	Telecommunications	1.3%
BAE Systems PLC	United Kingdom	Industrials	1.2%
TOTAL			17.7%

What are some of your notable purchases during the reporting period?

Recent purchases include:

BAE Systems PLC (1.2% of net assets): A leading aerospace and defense company based in the United Kingdom.

Lernout & Hauspie (0.9% of net assets): A leading speech recognition company based in Belgium.

Canon (0.5% of portfolio): A leading Japanese imaging company.

Samsung Electronics (1.2% of net assets): A leading electronics company in Korea.

As we pass the mid-point of 2000, what is your outlook for international equities through the rest of the year?

We remain bullish on the international equity markets though selectivity is paramount. We continue to like large-cap technology names like Nortel Networks and Alcatel and would look to add on any pronounced weakness. We also continue to like Japan given reasonable valuations, restructuring potential, and a recovering economy. On the emerging market front, we see good value opportunities in Korea and Hong Kong on a longer term view.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you made an initial investment of $16,000 in the Class A Shares of Federated International Equity Fund on 8/17/84, reinvested dividends and capital gains, and did not redeem any shares, your account would have been worth $141,697 on 5/31/00. You would have earned a 14.81%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 6/30/00, the Class A Shares' 1-year, 5-year, and 10-year average annual total returns were 43.76%, 17.40% and 10.01%, respectively. Class B Shares' 1-year, 5 year and since inception (9/28/94) average annual total returns were 45.44%, 17.52% and 14.11%, respectively. Class C Shares' 1-year, 5-year and since inception (4/1/93) average annual total returns were 50.30%, 17.84% and 15.30%, respectively.2

[Graphic Representation Omitted - See Appendix]

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 5.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; and Class C Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 15 years (reinvesting all dividends and capital gains) grew to $50,686.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated International Equity Fund on 8/17/84, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $16,000, but your account would have reached a total value of $50,6861 by 5/31/00. You would have earned an average annual total return of 12.90%.

A practical investment plan helps you pursue long-term capital growth through a diversified portfolio primarily invested in equity securities of non-U.S. issuers. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work.

[Graphic Representation Omitted - See Appendix]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile--
Investing for Long-Term Growth

Nancy and Tony Schaffer are a two-income suburban couple who, like many others, want to be able to afford their present lifestyle after they retire.

They decided an international stock fund, though possibly volatile in the short-term, offered excellent opportunities for long-term growth. They invested $10,000 in the Class A Shares of Federated International Equity Fund on August 17, 1984, and have invested $5,000 every August since.

By May 31, 2000, they were pleased to see that their $85,000 investment had grown to $299,579 for an average annual total return of 13.31%. Nancy is already picturing a cross country tour to celebrate their retirement.

The couple is fictional, but the figures are real.

[Graphic Representation Omitted - See Appendix]

This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

MAY 31, 2000 (UNAUDITED)

Shares			Value in U.S. Dollars
		COMMON STOCKS--78.2%
		Australia--1.7%
677,100		ERG Ltd.	$3,201,633
954,700	[1]	Isis Communications Ltd.	272,567
122,300		News Corp. Ltd.	1,383,327
92,400		News Corp. Ltd., ADR	4,209,975
756,650	[1]	Securenet Ltd.	2,825,156

		TOTAL	11,892,658

		Belgium--1.0%
155,150	[1]	Lernout and Hauspie Speech Products NV	6,487,209
949	[1]	Telinfo SA	9

		TOTAL	6,487,218

		Brazil--0.3%
86,800		Unibanco GDR	2,099,475

		Canada--4.6%
6,102	[1]	Anderson Exploration Ltd.	112,637
170,500		Basis 100 Inc., Warrants	352,861
146,400	[1]	C-MAC Industries, Inc.	5,590,547
98,600	[1]	Descartes Systems Group, Inc.	2,731,758
332,000	[1]	Mosaic Group, Inc.	4,056,079
168,800		Nortel Networks Corp.	8,987,115
153,500		Quebecor World, Inc.	3,612,307
85,700	[1]	Rogers Communications, Inc., Class B	2,239,906
150,800		Talisman Energy, Inc.	4,832,365

		TOTAL	32,515,575

		China--0.9%
12,060,000		Shanghai Petrochemical Co. Ltd., Class H	1,485,784
12,700,000		Yanzhou Coal Mining Co., Class H	2,249,158
22,425,000		Zhejiang Expressway Co. Ltd., Class H	2,877,859

		TOTAL	6,612,801

		Denmark--0.6%
25,800		Novo-Nordisk, Class B	4,272,110

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Finland--2.9%
131,900		Nokia Oyj	$6,866,529
169,850		Nokia Oyj, ADR	8,832,200
130,300	[1]	Perlos Oyj	4,680,189
8,100	[1]	Satama Interactive Oyj	39,145

		TOTAL	20,418,063

		France--13.5%
30,750		Axa	4,532,737
59,000		Accor SA	2,388,911
367,750		Alcatel	20,345,373
12,345		Bouygues SA	7,647,464
10,550		Canal Plus	2,007,895
10,235		Christian Dior SA	2,339,442
55,900		Compagnie de Saint-Gobain	7,796,708
20,000		France Telecom SA	2,920,133
55,700		Lagardere S.C.A.	3,897,398
5,500	[1]	Liberty Surf Group SA	175,488
2,980		M6 Metropole Television	1,693,136
202,170		STMicroelectronics NV	12,052,464
5,470		TFL - TV Francaise	3,521,233
53,100		Thomson CSF	2,060,849
52,100		Total Fina Elf	8,209,669
77,000		Valeo SA	3,900,756
88,220		Vivendi SA	9,465,056

		TOTAL	94,954,712

		Germany, Federal Republic of--6.6%
4,985	[1]	ADVA AG Optical Networking	2,650,930
98,270		Baader Wertpapierhandelsbank AG	3,172,162
260,300		Bayerische Motoren Werke AG	7,916,807
7,009		DIS Deutsche Industrie Service	843,537
22,450	[1]	Epcos AG	2,740,617
2,400	[1]	Freenet.de AG	212,937
30,285	[1]	GFK AG	1,234,717
68,000	[1]	Infineon Technologies AG	4,447,185
8,800		Intershop Communications AG	3,554,912
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Germany, Federal Republic of--continued
36,800	[1]	Medion AG	$3,364,590
30,600		Schering AG	4,587,706
49,350		Siemens AG	7,238,117
123,000	[1]	Suess MicroTec AG	4,463,885

		TOTAL	46,428,102

		Greece--0.2%
25,000		Intracom SA	1,045,648
20,580		Tiletipos SA	341,176

		TOTAL	1,386,824

		Hong Kong--2.2%
2,664,000		Amoy Properties Ltd.	1,581,186
19,513,000	[2]	Beijing Datang Power Generation Co., Ltd., Class H	2,979,944
11,917,000		Brilliance China Automotive Holdings Ltd.	1,865,795
17,100		China Telecom (Hong Kong) Ltd.	2,513,700
4,583,000		Cosco Pacific Ltd.	3,411,261
463,000		Television Broadcasts Ltd.	3,000,610

		TOTAL	15,352,496

		Ireland--0.1%
31,144	[1]	ICON PLC, ADR	478,839

		Israel--0.0%
22,100	[1]	Geo Interactive Media Group PLC	198,482

		Italy--0.7%
216,700		Bulgari SPA	2,709,081
116,050		Pininfarina SPA	1,865,472

		TOTAL	4,574,553

		Japan--11.4%
392,000		Amada Co., Ltd.	3,384,801
301,000		Asahi Glass Co., Ltd.	2,791,876
80,000		Bandai Co., Ltd.	2,792,814
75,000		Canon, Inc.	3,453,879
444		DDI Corp.	4,534,608
152,350		Daiwabo Information System Co., Ltd.	2,362,235
208,000		Fuji Oil Co., Ltd.	1,774,774
26,600		Hirose Electric Co., Ltd.	3,726,791
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Japan--continued
73,000		Katokichi Co., Ltd.	$1,829,999
30,400		Konami Co., Ltd.	1,608,839
29,400		Kyocera Corp.	4,880,665
189,000		NEC Corp.	4,790,585
107		NTT Mobile Communication Network, Inc.	2,761,803
112,000		Nikon Corp.	3,088,436
156,000		Nippon Electric Glass Co., Ltd.	2,885,214
5,130	[1]	Nippon TV Network -- New	3,410,315
2,540		Nippon TV Network	1,742,779
279		Nippon Telegraph & Telephone Corp.	3,315,723
37,180		Paris Miki, Inc.	2,464,743
47,000		Sony Corp.	4,254,677
115,000		Sumitomo Electric Industries	1,676,338
53,000		Taiyo Yuden Co.	4,025,254
128,000		Tokyo Electric Power Co.	3,196,880
888,000		Toray Industries, Inc.	3,380,344
179,000		Tostem Corp.	2,949,956
328,000		Yamaha Motor Co., Ltd.	2,786,500

		TOTAL	79,870,828

		Korea, Republic of--2.4%
3,842	[1]	HandySoft Corp.	105,277
139,500		Hyundai Electronics Industries Co.	2,173,705
18,630		SK Telecom Co., Ltd.	6,350,199
30,300		Samsung Electronics Co.	8,262,417

		TOTAL	16,891,598

		Mexico--0.4%
51,275		Telefonos de Mexico, Class L, ADR	2,496,452

		Netherlands--6.7%
50,000		ASM International NV	1,357,442
149,600	[1]	ASM Lithography Holding NV	5,507,404
180,950	[1]	ASM Lithography Holding NV, ADR	6,435,034
176,950	[1]	BE Semiconductor Industries NV	2,822,962
154,100		Koninklijke Ahold NV	4,356,157
480,200		Koninklijke (Royal) Philips Electronics NV	21,441,400
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Netherlands--continued
6,900	[1]	OpenTV Corp., ADR	$312,225
119,640	[1]	Toolex International NV	1,908,670
104,250	[1]	United Pan-Europe Communications NV, ADR	2,671,406

		TOTAL	46,812,700

		Norway--0.7%
148,700	[1]	Petroleum Geo-Services ASA, ADR	2,834,594
90,600		Tomra Systems ASA	1,912,977

		TOTAL	4,747,571

		Portugal--0.8%
484,000		Portugal Telecom SA	5,283,108

		Singapore--1.1%
684,000		Chartered Semiconductor Manufacturing	6,511,091
13,100	[1]	ST Assembly Test Services Ltd., ADR	404,463
307,000	[1]	ST Assembly Test Services Ltd.	912,136

		TOTAL	7,827,690

		Spain--0.3%
64,900	[1]	Sogecable SA	2,400,746

		Sweden--3.9%
379,200		Gambro AB, Class A	2,827,961
75,400	[1]	Modern Times Group, Class B	3,378,061
451,350	[1]	Readsoft AB, Class B	3,215,316
137,100		SKF AB, Class B	2,510,346
128,740	[1]	Societe Europeenne de Communication SA, Class B, ADR	643,413
728,400		Telefonaktiebolaget LM Ericsson, Class B	14,796,639

		TOTAL	27,371,736

		Switzerland--1.4%
620	[1]	Agefi Groupe SA	209,360
17,350	[1]	Charles Voegele Holding AG	3,391,884
4,723		Publicitas Holding SA	3,329,603
22,700		UBS AG	3,062,752

		TOTAL	9,993,599

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Taiwan, Province Of China--3.9%
75,900	[1]	Advanced Semiconductor Engineering, Inc., GDR	$1,254,248
11,450	[1]	Macronix International Co., Ltd., ADR	366,400
145,000	[1]	Mosel Vitelic, Inc., GDR	3,896,875
949,760	[1]	Taiwan Semiconductor Manufacturing Co.	4,839,738
99,508	[1]	Taiwan Semiconductor Manufacturing Co., ADR	3,513,876
1,996,400		United Microelectronics Corp.	6,058,533
127,650	[1]	Winbond Electronics Corp., GDR	3,853,115
2,120,000		Yageo Corp.	3,715,677

		TOTAL	27,498,462

		Thailand--0.4%
356,700		Hana Microelectronics Co., Ltd.	2,729,499

		United Kingdom--9.5%
104,646	[1]	ARM Holdings PLC, ADR	2,707,715
412,500		BAA PLC	3,013,157
1		Bank of Ireland	4
524,800		Bass PLC	5,742,344
1,384,800		BAE Systems PLC	8,695,550
420,750		Cable & Wireless PLC	7,022,262
1,041,700		Diageo PLC	8,919,012
47,000	[1]	Energis PLC	1,786,939
295,384		Pace Micro Technology PLC	4,023,522
169,188		Prudential Corp., PLC	2,561,613
320,000		Railtrack Group PLC	4,023,530
358,100		Reckitt Benckiser PLC	3,929,039
593,400		Royal Bank of Scotland Group PLC	9,770,533
115,400	[1]	Shire Pharmaceuticals Group PLC	1,710,090
548,000		TI Group PLC	3,035,011

		TOTAL	66,940,321

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		United States--0.0%
14,150	[1]	Infonet Services Corp., Class B	$162,725

		TOTAL COMMON STOCKS (IDENTIFIED COST $490,686,751)	548,698,942

		MUTUAL FUND--21.4%[3]
150,086,548		Prime Value Obligations Fund, Series IS (at net asset value)	150,086,548

		TOTAL INVESTMENTS (IDENTIFIED COST $640,773,299)[4]	$698,785,491

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At May 31, 2000, these securities amounted to $2,979,944 which represents 0.4% of net assets.

3 Pursuant to an exemptive order, the fund may invest in Prime Value Obligations Fund which is managed by Federated Investment Management Company, an affiliate of the fund's adviser. The adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

4 The cost of investments for federal tax purposes amounts to $640,773,299. The net unrealized appreciation of investments on a federal tax basis amounts to $58,012,192 which is comprised of $83,067,749 appreciation and $25,055,557 depreciation at May 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($701,536,663) at May 31, 2000.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $640,773,299)		$698,785,491
Cash		2,894
Cash denominated in foreign currencies (cost $6,900,050)		6,868,659
Income receivable		717,989
Receivable for investments sold		22,718,639
Receivable for shares sold		8,719,939
Net receivable for foreign currency exchange contracts		14,242

TOTAL ASSETS		737,827,853

Liabilities:
Payable for investments purchased	$35,572,395
Payable for shares redeemed	246,850
Accrued expenses	471,945

TOTAL LIABILITIES		36,291,190

Net assets for 26,679,329 shares outstanding		$701,536,663

Net Assets Consist of:
Paid-in capital		$546,909,270
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		57,686,683
Accumulated net realized gain on investments and foreign currency transactions		99,085,938
Accumulated net operating loss		(2,145,228)

TOTAL NET ASSETS		$701,536,663

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($544,983,061 ÷ 20,437,237 shares outstanding)		$26.67

Offering Price Per Share (100/94.50 of $26.67)1		$28.22

Redemption Proceeds Per Share		$26.67

Class B Shares:
Net Asset Value Per Share ($92,313,468 ÷ 3,661,227 shares outstanding)		$25.21

Offering Price Per Share		$25.21

Redemption Proceeds Per Share (94.50/100 of $25.21)[1]		$23.82

Class C Shares:
Net Asset Value Per Share ($64,240,134 ÷ 2,580,865 shares outstanding)		$24.89

Offering Price Per Share		$24.89

Redemption Proceeds Per Share (99.00/100 of $24.89)[1]		$24.64

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)

Investment Income:
Dividends (net of foreign taxes withheld of $286,625)		$1,591,797
Interest		2,170,320

TOTAL INCOME		3,762,117

Expenses:
Investment adviser fee	$3,243,249
Administrative personnel and services fee	244,206
Custodian fees	154,477
Transfer and dividend disbursing agent fees and expenses	299,151
Directors'/Trustees' fees	4,343
Auditing fees	9,659
Legal fees	6,416
Portfolio accounting fees	94,111
Distribution services fee--Class B Shares	325,834
Distribution services fee--Class C Shares	209,870
Shareholder services fee--Class A Shares	632,185
Shareholder services fee--Class B Shares	108,611
Shareholder services fee--Class C Shares	69,957
Share registration costs	57,301
Printing and postage	50,306
Insurance premiums	1,153
Taxes	23,391
Miscellaneous	13,313

TOTAL EXPENSES	5,547,533

Reimbursement of investment advisory fee	(113)

Net expenses		5,547,420

Net operating loss		(1,785,303)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain on investments and foreign currency transactions		100,259,191
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		(94,129,976)

Net realized and unrealized gain on investments and foreign currency		6,129,215

Change in net assets resulting from operations		$4,343,912

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income/operating loss	$(1,785,303)	$(2,239,711)
Net realized gain (loss) on investments and foreign currency transactions ($100,259,191 and $63,468,724, respectively, as computed for federal tax purposes)	100,259,191	60,509,183
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	(94,129,976)	116,382,614

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,343,912	174,652,086

Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(46,130,237)	(13,010,842)
Class B Shares	(7,799,389)	(2,814,398)
Class C Shares	(5,260,522)	(1,125,756)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(59,190,148)	(16,950,996)

Share Transactions:
Proceeds from sale of shares	1,361,378,504	709,047,839
Net asset value of shares issued to shareholders in payment of distributions declared	44,565,424	14,175,113
Cost of shares redeemed	(1,143,541,404)	(608,937,658)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	262,402,524	114,285,294

Change in net assets	207,556,288	271,986,384

Net Assets:
Beginning of period	493,980,375	221,993,991

End of period	$701,536,663	$493,980,375

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999 [1]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$29.16	$19.56	$17.93	$17.32	$17.89	$18.53
Income From Investment Operations:
Net investment income (loss)	(0.06) [2]	(0.12)[2]	(0.01)[2]	0.04 [2]	0.03	0.09
Net realized and unrealized gain on investments and foreign currency transactions	0.97	11.20	2.99	0.95	1.38	0.17

TOTAL FROM INVESTMENT OPERATIONS	0.91	11.08	2.98	0.99	1.41	0.26

Less Distributions:
Distributions from net investment income	--	--	--	--	(0.09)	(0.00)[3]
Distributions from net realized gain on investments and foreign currency transactions	(3.40)	(1.48)	(1.35)	(0.38)	(1.89)	(0.90)

TOTAL DISTRIBUTIONS	(3.40)	(1.48)	(1.35)	(0.38)	(1.98)	(0.90)

Net Asset Value, End of Period	$26.67	$29.16	$19.56	$17.93	$17.32	$17.89

Total Return[4]	2.77%	61.10%	17.78%	5.89%	8.63%	1.60%

Ratios to Average Net Assets:

Expenses	1.55%[5]	1.67%	1.63%	1.71%	1.68%	1.57%

Net investment income (loss)	(0.39%)[5]	(0.57%)	(0.06%)	0.23%	0.15%	0.42%

Expense waiver/reimbursement[6]	--	--	--	0.10%	0.15%	0.18%

Supplemental Data:

Net assets, end of period (000 omitted)	$544,983	$389,592	$172,160	$134,858	$172,938	$191,911

Portfolio turnover	123%	297%	243%	210%	119%	166%

1 For the year ended November 30, 1999, the fund was audited by Ernst & Young LLP. Each of the pervious years was audited by other auditors.

2 Amount based on average outstanding shares.

3 Per share does not round to $(0.01).

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999 [1]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$27.87	$18.89	$17.48	$17.04	$17.70	$18.50
Income From Investment Operations:
Net investment loss	(0.16) [2]	(0.26)[2]	(0.16)[2]	(0.10)[2]	(0.03)	(0.08)
Net realized and unrealized gain on investments and foreign currency transactions	0.90	10.72	2.92	0.92	1.26	0.18

TOTAL FROM INVESTMENT OPERATIONS	0.74	10.46	2.76	0.82	1.23	0.10

Less Distributions:
Distributions from net investment income	--	--	--	--	(0.00)[3]	--
Distributions in excess of net investment income	--	--	--	(0.00)[3]	--	--
Distributions from net realized gain on investments and foreign currency transactions	(3.40)	(1.48)	(1.35)	(0.38)	(1.89)	(0.90)

TOTAL DISTRIBUTIONS	(3.40)	(1.48)	(1.35)	(0.38)	(1.89)	(0.90)

Net Asset Value, End of Period	$25.21	$27.87	$18.89	$17.48	$17.04	$17.70

Total Return[4]	2.23%	59.90%	16.92%	4.97%	7.59%	0.68%

Ratios to Average Net Assets:

Expenses	2.30%[5]	2.42%	2.38%	2.56%	2.58%	2.52%

Net investment loss	(1.12%)[5]	(1.28%)	(0.84%)	(0.59%)	(0.74%)	(0.52%)

Supplemental Data:

Net assets, end of period (000 omitted)	$92,313	$62,786	$35,689	$23,629	$16,707	$6,370

Portfolio turnover	123%	297%	243%	210%	119%	166%

1 For the year ended November 30, 1999, the fund was audited by Ernst & Young LLP. Each of the pervious years was audited by other auditors.

2 Amount based on average outstanding shares.

3 Per share does not round to $(0.01).

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999 [1]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$27.50	$18.66	$17.28	$16.85	$17.50	$18.30
Income From Investment Operations:
Net investment income	(0.16) [2]	(0.26) [2]	(0.16)[2]	(0.11)[2]	(0.10)	(0.12)
Net realized and unrealized gain on investments and foreign currency transactions	0.95	10.58	2.89	0.92	1.34	0.22

TOTAL FROM INVESTMENT OPERATIONS	0.79	10.32	2.73	0.81	1.24	0.10

Less Distributions:
Distributions from net investment income	--	--	--	--	0.00 [3]	(0.00)[3]
Distributions from net realized gain on investments and foreign currency transactions	(3.40)	(1.48)	(1.35)	(0.38)	(1.89)	(0.90)

TOTAL DISTRIBUTIONS	(3.40)	(1.48)	(1.35)	(0.38)	(1.89)	(0.90)

Net Asset Value, End of Period	$24.89	$27.50	$18.66	$17.28	$16.85	$17.50

Total Return[4]	2.47%	59.89%	16.94%	4.96%	7.75%	0.69%

Ratios to Average Net Assets:

Expenses	2.30%[5]	2.42%	2.38%	2.56%	2.57%	2.46%

Net operating loss	(1.10%)[5]	(1.27%)	(0.83%)	(0.67%)	(0.72%)	(0.47%)

Expense waiver/reimbursement[6]	--	--	--	--	0.01%	0.04%

Supplemental Data:

Net assets, end of period (000 omitted)	$64,240	$41,602	$14,145	$8,841	$7,580	$7,146

Portfolio turnover	123%	297%	243%	210%	119%	166%

1 For the year ended November 30, 1999, the fund was audited by Ernst & Young LLP. Each of the pervious years was audited by other auditors.

2 Amount based on average outstanding shares.

3 Per share does not round to $(0.01).

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000 (UNAUDITED)

ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective is to obtain a total return on its assets.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded. If no sale on the recognized exchange is reported or the security is traded over-the-counter, the foreign securities are valued at the mean between the last closing bid and asked prices. Listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; difference in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At May 31, 2000, the Fund had outstanding foreign currency exchange contracts as set forth below:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/2/2000	1,814,433 British Pound Sterling	$2,663,551	$2,715,932	$ 52,381

6/2/2000	112,450,015 Japanese Yen	$1,046,339	$1,044,056	(2,283)

6/5/2000	4,021,677 British Pound Sterling	$6,018,841	$6,019,843	1,002

Contracts Sold:
6/12000	1,354,160 British Pound Sterling	$1,993,324	$2,026,974	$(33,650)

6/2/2000	131,754 British Pound Sterling	$ 194,008	$ 197,216	(3,208)

NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$ 14,242

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2000, par value shares ($0.0001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
TOTAL	1,500,000,000

Transactions in capital stock were as follows:

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	38,250,799	$1,170,027,141	28,803,985	$619,264,555
Shares issued to shareholders in payment of distributions declared	1,255,386	34,576,887	585,524	10,747,160
Shares redeemed	(32,427,165)	(1,012,559,867)	(24,833,477)	(536,713,187)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	7,079,020	$192,044,161	4,556,032	$93,298,528

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,752,839	$52,689,100	1,370,586	$28,176,266
Shares issued to shareholders in payment of distributions declared	279,340	7,307,541	151,016	2,668,485
Shares redeemed	(624,107)	(18,718,702)	(1,157,903)	(23,656,978)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,408,072	$41,277,939	363,699	$7,187,773

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,766,457	$138,662,263	3,038,188	$61,607,018
Shares issued to shareholders in payment of distributions declared	103,959	2,680,996	43,548	759,468
Shares redeemed	(3,802,451)	(112,262,835)	(2,326,842)	(48,567,493)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,067,965	$29,080,424	754,894	$13,798,993

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	9,555,057	$262,402,524	5,674,625	$114,285,294

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended May 31, 2000, were as follows:

Purchases	$764,283,347

Sales	$700,372,633

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2000, the diversification of industries was as follows:

Industry	Percentage of Net Assets	Industry	Percentage of Net Assets
Automobiles	2.6%	Insurance	1.0%
Banking	2.1%	Materials	0.6%
Capital Goods	8.3%	Media	6.3%
Commercial Services & Supplies	0.6%	Pharmaceuticals & Biotechnology	1.5%
Consumer Durables & Apparel	4.1%	Real Estate	2.2%
Diversified Financials	0.3%	Retailing	1.3%
Energy	2.7%	Software & Services	2.8%
Food & Drug Retailing	0.5%	Technology Hardware & Equipment	26.0%
Food, Beverage & Tobacco	2.7%	Telecommunications	8.1%
Health Care Equipment & Services	0.3%	Transportation	1.4%
Hotels, Restaurants & Leisure	0.2%	Utilities	2.2%
Household & Personal Products	0.4%

Line of Credit Agreement

Effective November 29, 1999, the Corporation entered into a $75,000,000 unsecured committed revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. The LOC includes a commitment fee of 0.08% per annum on the daily unused portion. The Corporation did not utilize the LOC during the six months ended May 31, 2000.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

HENRY A. FRANTZEN

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

G. ANDREW BONNEWELL

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

AS OF MAY 31, 2000

Federated International Equity Fund

Established 1984

15TH SEMI-ANNUAL REPORT

Federated
Federated International Equity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31420G101
Cusip 31420G200
Cusip 31420G309

8070112 (7/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Glen R. Johnson

President

Federated International Income Fund

President's Message

Dear Shareholder:

Federated International Income Fund was established in 1991, and I am pleased to present its ninth Semi-Annual Report. This bond fund is designed for income investors who want to invest in government and corporate bonds outside of the United States. As of May 31, 2000, the fund's assets of $92.1 million were broadly diversified across 26 high-quality bond issues in 13 countries.1 Government bonds owned by the fund were issued by Germany, France, Norway and Australia, just to name a few. The fund's weighted average quality rating is AA+, Aa1, and the fund's weighted average effective maturity is 7.46 years. The bonds selected have generous yields, but are subject to price volatility and currency fluctuations.

This report covers the six-month reporting period from December 1, 1999 through May 31, 2000. It begins with an interview with Robert Kowit, Vice President, who co-manages the fund with Micheal Casey, Vice President, both of Federated Global Investment Management Corp. Following their discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's diversified international bond holdings and third is the publication of the fund's financial statements.

From December 1, 1999 to May 31, 2000, the fund's international bond holdings were impacted by two domestic factors--continuous rate hikes by the Federal Reserve Board (the "Fed") and a strong U.S. dollar as compared to other international interest rates and local currencies. As a result, almost all of the bond markets' returns were negative, although the fund continued to produce a generous income stream. Individual share class total return performance for the six-month reporting period, including income distributions, follows.2

	Total Return	Income	Net Asset Value Change
Class A Shares	(5.78%)	$0.18	$9.68 to $8.95 = (7.54%)
Class B Shares	(6.16%)	$0.14	$9.66 to $8.93 = (7.56%)
Class C Shares	(6.12%)	$0.15	$9.67 to $8.94 = (7.55%)

1 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (10.06%), (11.25%) and (7.05%), respectively.

I recommend adding to your account on a regular basis to take advantage of price fluctuations and to use the dollar-cost averaging method of investing.3 By investing the same amount on a regular basis, you buy more fund shares when prices are low and fewer when prices are high. Adding to your account or reinvesting your dividends in additional shares is a convenient, painless way to "pay yourself first" and enjoy the benefit of compounding.

I would also like to point out that, while it has been a difficult period for bond investors--in the United States and abroad--Federated International Income Fund gives you the opportunity to increase your international exposure. The bonds in the fund are not only generous income-paying issues, but also offer the potential for long-term capital appreciation. Historically, the fund's long-term total returns compare favorably with the long-term total returns of U.S. government bond funds. The Fed's rate hikes seem to be coming to an end, and that makes the outlook for all bonds attractive. We are optimistic about bond prices worldwide.

Thank you for joining the growing number of shareholders who have diversified their fixed income assets internationally through this fund.

As always, we welcome your comments and suggestions.

Sincerely,

Glen R. Johnson

Glen R. Johnson
President
July 15, 2000

3 Systematic investing does not assure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

Robert M. Kowit

Vice President

Federated Global Investment Management Corp.

Micheal W. Casey

Vice President

Federated Global Investment Management Corp.

Investment Review

What are your comments on the high-quality international bond market?

Developed market debt suffered with the continued strength of the U.S. dollar and posted a negative return of 4.49%, as defined by the J.P. Morgan Non-Dollar Bond Index.1 The same index, hedged into U.S. dollars, returned a positive 3.50%, comparable to the return of 3.73% of the J.P. Morgan U.S. Treasury Index.1 In general, foreign bond markets have behaved quite well in the environment of European Central Bank's tightening, and any dollar weakness should produce significant positive returns.

1 The J.P. Morgan Non-Dollar Bond Index is a total return, unmanaged trade-weighted index of over 360 government and high-grade bonds in 12 developed countries. Investments cannot be made in index. The J.P. Morgan U.S. Treasury Index is an unmanaged index of U.S. Treasury securities. Investments cannot be made in an index.

In this environment, how did Federated Inter-national Income Fund perform from a total return perspective?

Total returns for the fund based on net asset value were: Class A Shares, (5.78%); Class B Shares, (6.16%); and Class C Shares, (6.12%).2 These returns were slightly less than the (2.49%) total return of the average international income fund as tracked by Lipper Analytical Services, Inc.3

Of course, income is a primary consideration for shareholders. What was the total income paid per share during the six-month reporting period?

The fund's two dividend payments during the reporting period totaled $0.18 per share for Class A Shares, $0.14 per share for Class B Shares, and $0.15 per share for Class C Shares. From a yield perspective, the fund's 30-day SEC yield as of May 31, 2000 was 4.96% for Class A Shares, 4.27% for Class B Shares and 4.27% for Class C Shares.4

What effects the supply and demand for government bonds in countries around the world?

First is a country's need for capital and second, a country's debt obligation is usually influenced by what amount it has promised to pay its citizens at retirement and the ongoing health care expenses, just to name two government obligations. To meet some of these obligations, countries use auctioning off "UMTS," which stands for Universal Mobil Telecommunications System, the most widely used standard for mobile telephones.

Until recently, governments had granted the license to operate the systems to government telecom monopolies. Earlier this year, for example, the United Kingdom raised $34 billion by auctioning some of its licenses. This windfall lowered the need for the government to issue bonds and pushed prices of outstanding bonds higher.

France, Germany, Italy and the Netherlands all will auction licenses and the amount raised will significantly reduce bond issuance. The expected total amount to be raised is approximately $160 billion.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price (i.e., less any applicable sales charges) for Class A, B and C Shares were (10.06%), (11.25%) and (7.05%), respectively.

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper returns do not take sales charges into account.

4 The 30-day SEC yield for Class A Shares, based on offering price, was 4.74%.

How were the fund's bond holdings diversified as of May 31, 2000?

Country	Percentage of Net Assets
Germany	28.16%
Canada	9.20%
France	8.81%
Netherlands	5.79%
Italy	5.75%
Spain	5.43%
Hungary	3.80%
Australia	3.38%
Poland	2.99%
Greece	2.34%
Ireland	2.20%
United States	1.82%
Denmark	1.75%

Germany continued to represent the fund's largest country commitment. Why do you find this market particularly attractive?

Germany remains the benchmark for European bonds. In an environment of high-grade spread-widening, Germany represents a conservative call position.

What were the fund's top five holdings as of May 31, 2000?

Issuer/Coupon/ Maturity	Country	Percentage of Net Assets
Government of Germany, 6.00% due 6/20/2016	Germany	10.28%
KFW International Finance, 6.75% due 6/20/2005	Germany	8.20%
Government of France, 7.50% due 4/25/2005	France	4.99%
Government of Germany, 6.50% due 7/15/2003	Germany	4.30%
Government of Italy, 6.75% due 2/1/2007	Italy	4.06%
TOTAL		31.83%

As we reach the mid-point of 2000, what is your outlook for high-quality international bonds?

Developed market bonds have performed well in a period of the European Central Bank's tightening. We expect the U.S. dollar to weaken in the second half of the year, and a portfolio of unhedged, high-quality bonds should provide positive returns.

Portfolio of Investments

MAY 31, 2000 (UNAUDITED)

Foreign Currency Par Amount			Credit Rating	[1]	Value in U.S. Dollars
		BONDS--81.4%
		AUSTRALIAN DOLLAR--3.4%
		State/Provincial--3.4%
5,500,000	[2]	New South Wales Treasury, Local Gov't. Guarantee, 6.50%, 5/1/2006	AAA/Aaa		$3,111,591

		CANADIAN DOLLAR--6.5%
		Agency--2.5%
3,700,000		Ontario, Province of, Deb., 4.875%, 6/2/2004	AA-/Aa3		2,335,305

		Sovereign--1.6%
2,300,000		Inter-American Development Bank, Bond, 5.625%, 6/29/2009	NR/Aaa		1,437,842

		Telecommunications & Cellular--2.4%
3,500,000	[2]	Bell Canada, Series D, Medium Term Note, 6.15%, 6/15/2009	A+/A2		2,232,112

		TOTAL CANADIAN DOLLAR			6,005,259

		DANISH KRONE--1.7%
		Sovereign--1.7%
11,200,000		Kingdom of Denmark, Bullet, 7.00%, 11/10/2024	AAA/Aaa		1,609,618

		EUROPEAN CURRENCY UNIT (ECU)--58.0%
		Agency--8.2%
7,669,378		KFW International Finance, Bank Guarantee, 6.75%, 6/20/2005	AAA/Aaa		7,551,712

		Automotive--1.7%
1,700,000		Fiat Finance & Trade, Company Guarantee, Series EMTN, 6.25%, 2/24/2010	NR/A3		1,555,849

		Banking--1.8%
2,000,000	[2]	Dresdner Funding Trust, 5.79%, 6/30/2011	A+/A1		1,679,310

		Sovereign--46.3%
4,500,000		French Government, O.A.T., 7.50%, 4/25/2005	AAA/Aaa		4,597,530
2,800,000		French Government, O.A.T., 8.50%, 10/25/2019	AAA/Aaa		3,513,544
1,800,000		Deutschland Republic, Bond, 4.50%, 7/4/2009	AAA/Aaa		1,589,131
9,458,899		Deutschland Republic, Bond, 6.00%, 6/20/2016	AAA/Aaa		9,464,467
4,090,335		Deutschland Republic, Bond, 6.50%, 7/15/2003	AAA/Aaa		3,961,470
3,316,750		Deutschland Republic, Bond, 7.375%, 1/3/2005	AAA/Aaa		3,362,024
634,869		Irish Government, Deb., 9.00%, 7/15/2001	NR/Aaa		618,199
1,269,738		Irish Government, Deb., 9.00%, 9/1/2006	NR/Aaa		1,404,832
Foreign Currency Par Amount			Credit Rating	[1]	Value in U.S. Dollars
		BONDS--continued
		EUROPEAN CURRENCY UNIT (ECU)--continued
		Sovereign--continued
3,750,000		Republic of Italy, Bond, 6.75%, 2/1/2007	AA/Aa3		$3,743,111
4,200,000		Netherlands Government, Bond, 3.75%, 7/15/2009	AAA/Aaa		3,473,652
2,000,000		Netherlands Government, Bond, 5.50%, 1/15/2028	AAA/Aaa		1,858,436
1,248,000		Spanish Government, Bond, 3.00%, 1/31/2003	NR/Aa2		1,101,685
1,682,833		Spanish Government, Bond, 6.15%, 1/31/2013	NR/Aa2		1,648,054
2,200,000		Spanish Government, Bond, 10.30%, 6/15/2002	NR/Aa2		2,248,839

		TOTAL			42,584,974

		TOTAL EUROPEAN CURRENCY UNIT			53,371,845

		GREEK DRACHMA--2.3%
		Sovereign--2.3%
750,000,000		Hellenic Republic, Floating Rate Note, 10.24%, 10/23/2003	A-/A2		2,158,467

		HUNGARIAN FORINT--3.8%
		Sovereign--3.8%
900,000,000		Hungarian Government, Bond, 13.00%, 7/24/2003	A/NR		3,495,413

		JAPANESE YEN--2.7%
		Agency--2.7%
265,000,000		Ontario, Province of, Note, Series EMTN, 1.875%, 1/25/2010	AA-/Aa3		2,465,444

		POLISH ZLOTY--3.0%
		Sovereign--3.0%
13,300,000		Poland Government, Bond, 12.00%, 6/12/2002	A-/A2		2,750,785

		TOTAL BONDS (IDENTIFIED COST $95,404,762)			74,968,422

Shares					Value in U.S. Dollars
		MUTUAL FUND--7.8%[3]
7,159,335		Prime Value Obligations Fund, Series IS (at net asset value)			$7,159,335

		TOTAL INVESTMENTS (IDENTIFIED COST $102,564,097)[4]			$82,127,757

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At May 31, 2000, these securities amounted to $7,023,013, which represents 7.6% of net assets.

3 Pursuant to an exemptive order, the fund may invest in Prime Value Obligations Fund which is managed by Federated Investment Management Company, an affiliate of the fund's adviser. The adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

4 The cost of investments for federal tax purposes amounts to $102,564,097. The net unrealized depreciation of investments on a federal tax basis amounts to $20,436,340 at May 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($92,087,009) at May 31, 2000.

The following acronym is used throughout this portfolio:

EMTN	--European Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $102,564,097)		$82,127,757
Income receivable		3,169,835
Receivable for investments sold		6,839,631
Receivable for shares sold		62,208

TOTAL ASSETS		92,199,431

Liabilities:
Payable for shares redeemed	$11,109
Net payable for foreign currency exchange contracts	29,263
Accrued expenses	72,050

TOTAL LIABILITIES		112,422

Net assets for 10,292,255 shares outstanding		$92,087,009

Net Assets Consist of:
Paid in capital		$135,201,070
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(20,651,773)
Accumulated net realized loss on investments and foreign currency transactions		(23,468,620)
Undistributed net investment income		1,006,332

TOTAL NET ASSETS		$92,087,009

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($79,849,822 ÷ 8,922,347 shares outstanding)		$8.95

Offering Price Per Share (100/95.50 of $8.95)[1]		$9.37

Redemption Proceeds Per Share		$8.95

Class B Shares:
Net Asset Value Per Share ($8,654,407 ÷ 968,932 shares outstanding)		$8.93

Offering Price Per Share		$8.93

Redemption Proceeds Per Share (94.50/100 of $8.93)[1]		$8.44

Class C Shares:
Net Asset Value Per Share ($3,582,780 ÷ 400,976 shares outstanding)		$8.94

Offering Price Per Share		$8.94

Redemption Proceeds Per Share (99.00/100 of $8.94)[1]		$8.85

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)

Investment Income:
Interest (net of foreign taxes withheld of $4,316)			$4,021,251

Expenses:
Investment adviser fee		$445,457
Administrative personnel and services fee		92,550
Custodian fees		40,668
Transfer and dividend disbursing agent fees and expenses		70,272
Directors'/Trustees' fees		3,538
Auditing fees		7,830
Legal fees		1,572
Portfolio accounting fees		38,559
Distribution services fee--Class A Shares		131,638
Distribution services fee--Class B Shares		36,093
Distribution services fee--Class C Shares		14,523
Shareholder services fee--Class A Shares		131,638
Shareholder services fee--Class B Shares		12,031
Shareholder services fee--Class C Shares		4,841
Share registration costs		17,664
Printing and postage		18,692
Insurance premiums		610
Taxes		4,924
Miscellaneous		2,620

TOTAL EXPENSES		1,075,720

Waivers:
Waiver of distribution services fee--Class A Shares	$(79,001)
Waiver of shareholder services fee--Class A Shares	(36,859)

TOTAL WAIVERS		(115,860)

Net expenses			959,860

Net investment income			3,061,391

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized loss on investments and foreign currency transactions			(14,202,199)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			3,761,967

Net realized and unrealized loss on investments and foreign currency			(10,440,232)

Change in net assets resulting from operations			$(7,378,841)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,061,391	$7,389,819
Net realized loss on investments and foreign currency transactions ($(14,202,199) and $755,484, respectively, as computed for federal tax purposes)	(14,202,199)	(367,956)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency	3,761,967	(21,719,038)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(7,378,841)	(14,697,175)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,095,742)	(5,581,917)
Class B Shares	(154,561)	(456,101)
Class C Shares	(63,132)	(216,077)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,313,435)	(6,254,095)

Share Transactions:
Proceeds from sale of shares	27,978,603	73,906,682
Net asset value of shares issued to shareholders in payment of distributions declared	504,025	1,764,920
Cost of shares redeemed	(56,841,599)	(82,977,579)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(28,358,971)	(7,305,977)

Change in net assets	(38,051,247)	(28,257,247)

Net Assets:
Beginning of period	130,138,256	158,395,503

End of period (including undistributed net investment income of $1,006,332 and $258,376, respectively)	$92,087,009	$130,138,256

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999 [1]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 9.68	$11.22	$10.65	$11.92	$11.38	$10.52
Income From Investment Operations:
Net investment income	0.27	0.55 [2]	0.52 [2]	0.63 [2]	0.74 [2]	0.79
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.82)	(1.63)	0.53	(1.07)	0.67	0.84

TOTAL FROM INVESTMENT OPERATIONS	(0.55)	(1.08)	1.05	(0.44)	1.41	1.63

Less Distributions:
Distributions from net investment income	(0.18)	(0.46)	(0.48)	(0.83)	(0.87)	(0.77)

Net Asset Value, End of Period	$ 8.95	$ 9.68	$11.22	$10.65	$11.92	$11.38

Total Return[3]	(5.78%)	(9.87%)	10.22%	(3.70%)	13.27%	16.12%

Ratios to Average Net Assets:

Expense	1.53%[4]	1.46%	1.33%	1.30%	1.30%	1.30%

Net investment income	5.24%[4]	5.19%	5.04%	5.83%	6.58%	6.79%

Expense waiver/reimbursement[5]	0.22%[4]	0.23%	0.24%	0.26%	0.34%	0.40%

Supplemental Data:

Net assets, end of period (000 omitted)	$79,850	$115,155	$138,567	$180,415	$200,758	$173,905

Portfolio turnover	8%	52%	37%	67%	92%	41%

1 For the year ended November 30, 1999, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Per share information presented is based upon the monthly average number of shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999 [1]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 9.66	$11.19	$10.62	$11.89	$11.36	$10.51
Income From Investment Operations:
Net investment income	0.19	0.47 [2]	0.46 [2]	0.56 [2]	0.84 [2]	0.77
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.78)	(1.62)	0.51	(1.08)	0.48	0.78

TOTAL FROM INVESTMENT OPERATIONS	(0.59)	(1.15)	0.97	(0.52)	1.32	1.55

Less Distributions:
Distributions from net investment income	(0.14)	(0.38)	(0.40)	(0.75)	(0.79)	(0.70)

Net Asset Value, End of Period	$ 8.93	$ 9.66	$11.19	$10.62	$11.89	$11.36

Total Return[3]	(6.16%)	(10.47%)	9.45%	(4.43%)	12.41%	15.28%

Ratios to Average Net Assets:

Expense	2.25%[4]	2.18%	2.05%	2.06%	2.11%	2.10%

Net investment income	4.51%[4]	4.47%	4.31%	5.06%	5.76%	5.76%

Expense waiver/reimbursement[5]	--	0.01%	0.02%	--	0.02%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$8,654	$10,702	$13,174	$12,521	$8,641	$1,123

Portfolio turnover	8%	52%	37%	67%	92%	41%

1 For the year ended November 30, 1999, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Per share information presented is based upon the monthly average number of shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999 [1]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 9.67	$11.20	$10.63	$11.89	$11.36	$10.48
Income From Investment Operations:
Net investment income	0.20	0.47 [2]	0.46 [2]	0.56 [2]	0.67 [2]	0.60
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.78)	(1.62)	0.51	(1.08)	0.64	0.95

TOTAL FROM INVESTMENT OPERATIONS	(0.58)	(1.15)	0.97	(0.52)	1.31	1.55

Less Distributions:
Distributions from net investment income	(0.15)	(0.38)	(0.40)	(0.74)	(0.78)	(0.67)

Net Asset Value, End of Period	$ 8.94	$ 9.67	$11.20	$10.63	$11.89	$11.36

Total Return[3]	(6.12%)	(10.46%)	9.42%	(4.42%)	12.31%	15.32%

Ratios to Average Net Assets:

Expense	2.25%[4]	2.18%	2.05%	2.06%	2.09%	2.06%

Net investment income	4.52%[4]	4.47%	4.32%	5.10%	5.80%	5.96%

Expense waiver/reimbursement[5]	--	0.01%	0.02%	--	0.04%	0.14%

Supplemental Data:

Net assets, end of period (000 omitted)	$3,583	$4,281	$6,654	$8,285	$14,976	$12,015

Portfolio turnover	8%	52%	37%	67%	92%	41%

1 For the year ended November 30, 1999, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Per share information presented is based upon the monthly average number of shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000 (UNAUDITED)

ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The Fund's objective is to seek a high level of current income in U.S. dollars consistent with prudent investment risk. The Fund has a secondary investment objective of capital appreciation.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Foreign government securities and listed foreign corporate bonds, are valued according to the last reported sale price on a recognized securities exchange, if available. If no sale on a recognized exchange is reported or if the security is traded over-the-counter, a security is valued according to the last reported bid price. Short-term securities are valued at the prices provided by an independent pricing service. However, short term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At November 30, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $9,266,421, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$4,500,269

2003	$4,766,152

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At May 31, 2000, the Fund had outstanding foreign currency exchange contracts as set forth below:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contract at Value	Unrealized Depreciation
Contract Sold:
6/2/2000	12,258,120 Polish Zloty	$2,759,843	$2,789,106	$(29,263)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2000, par value shares ($0.0001 per share) authorized were as follows:

Shares Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
TOTAL	1,500,000,000

Transactions in capital stock were as follows:

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,820,071	$26,384,509	6,664,902	$69,874,962
Shares issued to shareholders in payment of distributions declared	36,842	350,397	123,821	1,305,383
Shares redeemed	(5,827,716)	(53,405,643)	(7,249,106)	(76,310,024)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,970,803)	$(26,670,737)	(460,383)	$(5,129,679)

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	134,420	$1,256,760	268,296	$2,831,965
Shares issued to shareholders in payment of distributions declared	11,106	105,686	28,581	299,390
Shares redeemed	(284,248)	(2,654,676)	(366,388)	(3,775,564)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(138,722)	$(1,292,230)	(69,511)	$(644,209)

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	36,683	$337,334	110,503	$1,199,755
Shares issued to shareholders in payment of distributions declared	5,041	47,942	15,290	160,147
Shares redeemed	(83,576)	(781,280)	(277,102)	(2,891,991)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(41,852)	$(396,004)	(151,309)	$(1,532,089)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,151,377)	$(28,358,971)	(681,203)	$(7,305,977)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended May 31, 2000, were as follows:

Purchases	$8,319,789

Sales	$44,291,784

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Line of Credit

Effective November 29, 1999, the Corporation entered into a $75,000,000 unsecured committed revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. The LOC includes a commitment fee of 0.08% per annum on the daily unused portion. The Corporation did not utilize the LOC during the six months ended May 31, 2000.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

HENRY A. FRANTZEN

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

G. ANDREW BONNEWELL

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

AS OF MAY 31, 2000

Federated International Income Fund

Established 1991

9TH SEMI-ANNUAL REPORT

Federated
Federated International Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31420G408
Cusip 31420G507
Cusip 31420G606

2061602 (7/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

                                    APPENDIX

             FEDERATED INTERNATIONAL EQUITY FUND SEMI-ANNUAL REPORT

     PAGE 7. The graphic  presentation here displayed consists of a boxed legend in the upper  left  quadrant  indicating  the  components  of the  corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects  computation periods from 8/17/84 to 5/31/00. The "y" axis is measured in increments of $30,000 ranging from $0 to
$150,000  and  indicates  that  the  ending  value  of  a  hypothetical  initial investment of $16,000 in Federated  International  Equity Fund's Class A Shares,
assuming the  reinvestment  of capital gains and dividends,  would have grown to
$141,697 on May 31, 2000.

     PAGE 8. The graphic  presentation here displayed consists of a boxed legend in the upper  left  quadrant  indicating  the  components  of the  corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects  computation periods from 8/17/84 to 5/31/00. The "y" axis is measured in increments of $10,000 ranging from $0 to
$60,000 and indicates that the ending value of a hypothetical initial investment of $1,000 and 15  subsequent  investments  of $1,000 in Federated  International
Equity  Fund's Class A Shares,  assuming the  reinvestment  of capital gains and dividends, would have grown to $50,686 on May 31, 2000.

     PAGE 9. The graphic  presentation here displayed consists of a boxed legend in the upper  left  quadrant  indicating  the  components  of the  corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects  computation periods from 8/17/84 to 5/31/00. The "y" axis is measured in increments of $70,000 ranging from $0 to
$350,000  and  indicates  that  the  ending  value  of  a  hypothetical  initial investment  of  $10,000  on  8/17/84  and  subsequent  investments  of $5,000 in
Federated  International Equity Fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $299,579 on May 31, 2000.